ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
May 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax Abstract
Accumulated Other Comprehensive Income (Loss)
NOTE I - ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Accumulated other comprehensive income (loss) consists of the following components:

		Pension And
		Other
		Postretirement	Unrealized	Unrealized
	Foreign	Benefit	Gain	Gain (Loss)
	Currency	Liability	(Loss) On	On
	Translation	Adjustments,	Derivatives,	Securities,
(In thousands)	Adjustments	Net of Tax	Net of Tax	Net of Tax	Total

Balance at June 1, 2008	$126,856	$(46,643)	$8,102	$12,847	$101,162
Reclassification adjustments for losses included
in net income, net of tax of $3,989				9,682	9,682
Other comprehensive (loss)	(99,458)	(26,401)	(6,871)	(32,475)	(165,205)
Deferred taxes		9,842	2,283	10,679	22,804

Balance at May 31, 2009	27,398	(63,202)	3,514	733	(31,557)
Reclassification adjustments for gains included
in net income, net of tax of $783				(1,399)	(1,399)
Other comprehensive income (loss)	(44,082)	(69,791)	(3,239)	17,574	(99,538)
Deferred taxes		22,442	1,072	(6,031)	17,483
Adjustment due to deconsolidation of SPHC	222	7,286	(288)		7,220

Balance at May 31, 2010	(16,462)	(103,265)	1,059	10,877	(107,791)
Reclassification adjustments for gains included
in net income, net of tax of $2,791				(5,676)	(5,676)
Other comprehensive income	97,808	10,163	6,131	13,554	127,656
Deferred taxes		(3,603)	(1,923)	(2,590)	(8,116)
Balance at May 31, 2011	$81,346	$(96,705)	$5,267	$16,165	$6,073